Net income per common share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net income per common share	Net income per common share:
Diluted net income per common share is calculated by considering the potential dilution that would occur if outstanding stock options and, under certain circumstances, tandem share appreciation rights ("TSARs") were exercised or converted to common shares.
Outstanding TSARs may be settled in cash or common shares at the holder’s option and for purposes of calculating diluted net income per common share, the more dilutive of the cash-settled and equity-settled method is used, regardless of how the plan is accounted for. Accordingly, TSARs that are accounted for using the cash-settled method will require adjustments to the numerator if the equity-settled method is determined to have a dilutive effect on diluted net income per common share as compared to the cash-settled method. The equity-settled method was more dilutive for the year ended December 31, 2025, and December 31, 2024, and an adjustment was required for both the numerator and denominator.
Stock options and, if calculated using the equity-settled method, TSARs are considered dilutive when the average market price of the Company’s common shares during the period disclosed exceeds the exercise price of the stock option or TSAR. For the year ended December 31, 2025 and 2024, stock options were dilutive, resulting in an adjustment to the denominator. For the year ended December 31, 2025 and 2024, TSARs were dilutive, resulting in an adjustment to the denominator.
A reconciliation of the numerator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2025	2024
Numerator for basic net income per common share	$79,876	$163,986
Adjustment for the effect of TSARs:
Cash-settled (recovery) expense included in net income	(7,902)	1,995
Equity-settled expense	(4,565)	(4,385)
Numerator for diluted net income per common share	$67,409	$161,596
A reconciliation of the denominator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2025	2024
Denominator for basic net income per common share	72,531,283	67,387,809
Effect of dilutive stock options	1,678	6,438
Effect of dilutive TSARS	75,386	165,813
Denominator for diluted net income per common share	72,608,347	67,560,060
For the years ended December 31, 2025 and 2024, basic and diluted net income per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2025	2024
Basic net income per common share	$1.10	$2.43
Diluted net income per common share	$0.93	$2.39